Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

Note 12 — FAIR VALUE MEASUREMENTS

Items Measured at Fair Value on a Recurring Basis:

The Company accounts for certain liabilities at fair value on a recurring basis and classifies these liabilities within the fair value hierarchy (Level 1, Level 2, or Level 3).

Liabilities subject to fair value measurements are as follows:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout Shares liability	$—	$—	$24,524,000	$24,524,000
True Up Shares liability	—	—	2,189,000	2,189,000
Subject Vesting Shares liability	—	—	7,819,000	7,819,000
Total liabilities	$—	$—	$34,532,000	$34,532,000

Earnout Shares

The Legacy Montana Equityholders have the opportunity to receive additional equity consideration (in each case, in accordance with their respective pro rata share) through the Earnout Shares. The maximum value of the Earnout Shares is capped at $200.0 million (“Maximum Earnout Milestone Amount”) and the ability to receive Earnout Shares expires on the fifth anniversary of the Closing. A majority of the independent members of the Post-Combination Company Board then serving has sole discretion in determining, among other things, the achievement of the applicable milestones, the calculations of payments of Earnout Shares to the applicable Legacy Montana Equityholders, the dates on which construction and operational viability of new production capacity is deemed completed and whether to consent to a transfer of the applicable Legacy Montana Equityholder’s right to receive Earnout Shares. Earnout Shares issuable in respect of Legacy Montana options outstanding as of immediately prior to the effective time of the Merger may be issued to the holder of such Legacy Montana option only if such holder continues to provide services (whether as an employee, director or individual independent contractor) to the Post-Combination Company or one of its subsidiaries through the date on which such Earnout Shares are issued, as determined by a majority of the independent members of the Post-Combination Company Board.

If the conditions for payment of the Earnout Shares are satisfied and assuming all originally designated employees are then still providing services to the Post-Combination Company on the date such condition is met, approximately 21% of the aggregate Earnout Shares will be payable to the employees and 79% of the aggregate Earnout Shares will be payable to the holders of Legacy Montana common units, in accordance with their respective pro rata share immediately following the Closing.

The settlement of the Earnout Shares to the holders of Legacy Montana common units contains variations in something other than the fair value of the issuer’s equity shares. As such, management determined that they should be classified as a liability and recognized at fair value at each reporting period with changes in fair value included in earnings. The Earnout Shares are subject to ASC 718 and are accounted for as post-combination compensation cost.

The estimated fair value of the Earnout Shares was determined with a Monte Carlo simulation using a distribution of potential outcomes for expected EBITDA and stock price at expected commission dates, utilizing a correlation coefficient for EBITDA and stock price, and assuming $50.0 million of Annualized EBITDA per production line, with each of the production lines commissioned over a five-year period. EBITDA was discounted to the valuation date with a weighted average cost of capital estimate and forecasted to each estimated commission date. Earnout mechanics at each estimated commission date were assessed, and if the Earnout Thresholds were achieved, the future value of the Earnout Shares was discounted to the valuation date utilizing a risk-free rate commensurate with the overall term. The commission dates used reflected XPDB’s management’s best estimates regarding the time to complete full construction and operational viability of a production line, including all permitting, regulatory approvals and necessary or useful inspections. The Earnout term of 5 years and the Earnout mechanics which impact the timing of future cash flows represent contractual inputs. Assumptions such as risk-free rate, stock price, volatility, and discount rate were based on market data. See the following summary of key inputs:

	As of December 31, 2024	As of March 14, 2024
Stock Price(1)	$7.97	$10.00
Volatility	40%	35%
Risk free rate of return	4.30%	4.24%
Expected term (in years)	4.2	5.0

(1)	At March 14, 2024, the $10.00 price represents the Business Combination price.

The following table presents the changes in the fair value of the Earnout Shares liability:

Year Ended December 31, 2024
Earnout Shares Liability as of December 31, 2023	$—
Expensed as transaction costs of business combination	53,721,000
Change in fair value	(29,197,000)
Balance as of December 31, 2024	$24,524,000

As of December 31, 2024 and March 14, 2024, the estimated fair value of all the Earnout Shares ($24.5 million and $53.7 million, respectively) represents 2,115,227 and 4,627,294 Earnout Shares, respectively. The Earnout Shares liability in the preceding table represents the fair value of the contingent obligation to issue Earnout Shares to Legacy Montana Equityholders (excluding the shares to employees accounted for under ASC 718) upon the achievement of certain Earnout Milestones. For the year ended December 31, 2024, the change in the fair value of the earnout liability primarily relates to a decrease in the stock price, changes in the timing of cash flows and an increase in the volatility.

True Up Shares liability

As discussed in Note 4 — Recapitalization, on March 8, 2024, XPDB and an investor entered into a Subscription Agreement pursuant to which XPDB agreed to sell 588,235 shares of Class A common stock to the investor for an aggregate purchase price of approximately $5.0 million, contingent on the Closing of the Business Combination. The Subscription Agreement provides that, subject to certain conditions set forth therein, the Company may be required to issue to the investor up to an additional 840,336 shares of Class A common stock if the trading price of the Class A common stock falls below the per share purchase price within one year of the Closing of the Business Combination. During the year ended December 31, 2024, the Company’s volume-weighted average price of the Class A common stock on the Nasdaq as reported by Bloomberg was less than $8.50 (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for 15 consecutive trading days. As a result of this triggering event, the Company shall issue to the investor a number of shares of Class A common stock within two business days of the one-year anniversary of the Closing Date. The True Up Shares were accounted for as a liability recognized at fair value at each reporting period with changes in fair value included in earnings. See Note 12 — Fair Value Measurements.

The following table presents the changes in the fair value of the True Up Shares liability:

Year Ended December 31, 2024
True Up Share Liability as of December 31, 2023	$—
Assumed in the Business Combination	555,000
Change in fair value	1,634,000
Balance as of December 31, 2024	$2,189,000

The estimated fair value of the true up share liability was determined utilizing a Monte Carlo simulation, with underlying forecast mathematics based on geometric Brownian motion in a risk-neutral framework. The Calculation of the value of the True Up Shares considered the 15-day average price over the one-year period following the Closing Date.

Subject Vesting Shares liability

In connection with the execution of the Merger Agreement and pursuant to the terms of the sponsor support agreement (the “Sponsor Support Agreement”) entered into among the XPDB sponsor (the “Sponsor”), XPDB, Legacy Montana and other holders of XPDB’s Class B common stock, $0.0001 par value per share (the “XPDB Class B common stock”), the Sponsor and the other holders of XPDB Class B common stock agreed to, among other things, (i) vote any XPDB Class A common stock, $0.0001 par value per share (the “Class A common stock”), of XPDB or XPDB Class B common stock (collectively, the “Sponsor Securities”), held of record or thereafter acquired in favor of the proposals presented by XPDB at a special meeting to approve the proposed Business Combination, (ii) be bound by certain other covenants and agreements related to the proposed Business Combination, (iii) be bound by certain transfer restrictions with respect to the Sponsor Securities and (iv) waive certain antidilution protections with respect to the Sponsor Securities, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

In addition, pursuant to the terms of the Sponsor Support Agreement, the Sponsor (i) agreed to waive its redemption rights with respect to any Sponsor Securities in connection with the completion of a Business Combination (which waiver was provided in connection with the IPO and without any separate consideration paid in connection with providing such waiver), (ii) agreed not to transfer any public shares and founder shares held by it during the time prior to Closing or the termination of the Merger Agreement, (iii) agreed to waive anti-dilution protections and (iv) and agreed to subject certain of the shares of Combined Company Class A common stock held by Sponsor following the conversion of the founder shares as of the Closing to certain vesting provisions. Specifically, and as described above in Note 4 — Recapitalization, the Sponsor Support Agreement provides that as of immediately prior to (but subject to) the Closing, the Subject Vesting Shares will be subject to an earnout, with the Subject Vesting Shares vesting during the period beginning on the date of Closing and ending five (5) years following the date of Closing (i) simultaneously with the issuance of the Earnout Shares made to the Legacy Montana Equityholders in a proportionate amount to the payment achieved in relation to the maximum issuance of Earnout Shares of equity interests of $200.0 million (the “Performance Vesting Trigger”) and (ii) up to 50% of the Subject Vesting Shares (including any vested Subject Vesting Shares from the Performance Vesting Trigger) vesting on any day following the Closing when the closing price of a share of Combined Company Class A common stock on the Nasdaq (the “Closing Share Price”) equals or exceeds $12.00 (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) and all remaining Subject Vesting Shares vesting when the Closing Share Price equals or exceeds $14.00 (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like).

The following table presents the changes in the fair value of the Subject Vesting Shares liability:

Year Ended December 31, 2024
Subject Vesting Shares liability as of December 31, 2023	$—
Assumed in the Business Combination	11,792,000
Change in fair value	(3,973,000)
Balance as of December 31, 2024	$7,819,000

The estimated fair value of the Subject Vesting Share liability was determined utilizing a Monte Carlo simulation, with underlying forecast mathematics based on geometric Brownian motion in a risk-neutral framework. The calculation of the value of the Subject Vesting Shares considered the $12.00 and $14.00 vesting conditions in addition to the vesting related to the Earnout Milestone Amount.

Items Measured at Fair Value on a Nonrecurring Basis

In addition to items that are measured at fair value on a recurring basis, the Company measures certain assets and liabilities at fair value on a nonrecurring basis, which are not included in the table above. As these nonrecurring fair value measurements are generally determined using unobservable inputs, these fair value measurements are classified within Level 3 of the fair value hierarchy. For further information see Note 5 — Equity Method Investment.